Loans (Tables)	12 Months Ended
Dec. 31, 2024
Loans [Abstract]
Schedule of Short-Term Loans Consisted

Short-term loans consisted of the following:

		December 31,	December 31,
	Financial Institutions	2024	2023
1	Rural Commercial Bank of Shandong	$684,997	$704,235
2	Postal Savings Bank of China	-	704,235
3	Industrial and Commercial Bank of China	-	633,812
4	Bank of Beijing	958,996	845,082
5	Bank of Rizhao	1,095,996	690,151
6	Industrial Bank	-	760,574
7	Agricultural Bank of China	1,315,195	1,352,132
8	China Minsheng Bank	684,997	-
9	Weihai City Commercial Bank	1,095,996	-
	Short-term loans	5,836,177	5,690,221
	Add: current portion of long-term loans	243,075	36,620
	Total	$6,079,252	$5,726,841
		December 31,	December 31,
	Financial Institutions	2024	2023
1	Bank of Weifang	$136,999	$140,847
2	Bank of Weifang	1,224,775	1,264,807
3	Rural Commercial Bank of Shandong	1,912,512	1,969,041
4	Shenzhen Qianhai WeBank Co., Ltd.	273,998	-
	Long-term loans	3,548,284	3,374,695
	Less: current portion of long-term loans	(243,075)	(36,620)
	Total	$3,305,209	$3,338,075

Schedule of Future Maturities of the Long-Term Loan	The future maturities of the long-term loan as of December 31, 2024 were as follows:
December 31,	Future Repayment
2025	$243,075
2026	3,305,209
Thereafter	-
Total	$3,548,284